Taxation - Reconciliation of differences between statutory and effective income tax rates - prior to adoption of ASU 2024-03 (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences		(6.30%)	(7.10%)
Effect due to different tax rates applicable to overseas entities		1.00%	0.20%
Effect of lower tax rate applicable to HNTEs and EIT exemptions (as a percent)	(10.30%)	(10.20%)	(9.50%)
Change in valuation allowance and others		1.50%	0.60%
Effect of withholding income tax		4.30%	4.60%
Effective income tax rate (as a percent)	14.80%	15.30%	13.80%